Notes to the consolidated statements of income	6 Months Ended
Jun. 30, 2024
Notes to the consolidated statements of income
Notes to the consolidated statements of income

3.    Notes to the consolidated statements of income

a)    Revenue

The Company has adjusted the prior year financial information below in order to include additional contracts identified during the course of the year ended December 31, 2023 which were subject to certain disclosures in accordance with IFRS 17.

The Company has recognized the following revenue in the consolidated statements of income for the three and six months ended June 30, 2024 and 2023:

Revenue

in € THOUS

	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total

	For the three months ended June 30, 2024
Health care services	3,329,017	393,121	—	3,722,138
Health care products	1,024,683	—	19,617	1,044,300
Total	4,353,700	393,121	19,617	4,766,438

	For the three months ended June 30, 2023
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Health care services	3,504,864	323,764	—	3,828,628
Health care products	987,464	—	9,184	996,648
Total	4,492,328	323,764	9,184	4,825,276

	For the six months ended June 30, 2024
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Health care services	6,694,351	776,051	—	7,470,402
Health care products	1,978,767	—	41,791	2,020,558
Total	8,673,118	776,051	41,791	9,490,960

	For the six months ended June 30, 2023
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Health care services	6,970,732	570,627	—	7,541,359
Health care products	1,964,033	—	24,102	1,988,135
Total	8,934,765	570,627	24,102	9,529,494

The following table contains a disaggregation of revenue by categories for the three and six months ended June 30, 2024 and 2023:

Disaggregation of revenue by categories

in € THOUS

	For the three months ended		For the six months ended
	June 30,		June 30,
	2024	2023	2024	2023
Care Delivery
US	3,157,316	3,119,875	6,259,075	6,122,591
International	613,984	752,667	1,300,379	1,505,498
Total(1)	3,771,300	3,872,542	7,559,454	7,628,089

Care Enablement
Total (including inter-segment revenues)(1)	1,363,370	1,324,740	2,660,428	2,635,269
Inter-segment eliminations	(368,232)	(372,006)	(728,922)	(733,864)
Total Care Enablement revenue external customers	995,138	952,734	1,931,506	1,901,405
Total	4,766,438	4,825,276	9,490,960	9,529,494

(1)	For further information on segment revenues, see note 13.

b)    Selling, general and administrative expense

Selling, general and administrative expense recorded in the consolidated statements of income comprises both distribution costs as well as general and administrative expense. Distribution costs are generated in the selling, marketing and warehousing functions of the Company which are not attributable to production or research and development (R&D). General and administrative expense is generated in the administrative function of the Company’s business and is not attributable to selling, production or R&D.

The following table discloses the distribution costs as well as general and administrative expense recorded by the Company for the three and six month period ended June 30, 2024 and 2023:

Selling, general and administrative expense

in € THOUS

	For the three months ended		For the six months ended
	June 30,		June 30,
	2024	2023	2024	2023
Distribution costs	190,974	199,552	381,536	402,830
General and administrative expense	580,492	575,683	1,165,574	1,154,559
Selling, general and administrative expense	771,466	775,235	1,547,110	1,557,389

c)    Research and development expenses

Research and development expenses of €93,386 for the six months ended June 30, 2024 (for the six months ended June 30, 2023: €112,944) included research and non-capitalizable development costs.

d)    Other operating income and expense

The following table contains reconciliations of the amounts included in other operating income and expense for the three and six months ended June 30, 2024 and 2023:

Other operating income

in € THOUS

	For the three months ended		For the six months
	June 30,		ended June 30,
	2024	2023	2024	2023
Foreign exchange gains	58,034	53,842	119,710	125,981
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	3,676	11,949	6,821	25,574
Revaluation of certain investments	45,886	(4,318)	61,083	14,968
Income from strategic transactions and programs	84,391	—	87,497	—
Other	35,942	14,357	66,317	26,778
Other operating income	227,929	75,830	341,428	193,301

Other operating expense

in € THOUS

	For the three months ended		For the six months
	June 30,		ended June 30,
	2024	2023	2024	2023
Foreign exchange losses	64,807	70,011	135,223	154,413
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	1,006	8,130	3,070	18,669
Expenses from strategic transactions and programs	107,475	32,015	262,430	115,454
Other	11,929	22,109	31,029	39,005
Other operating expense	185,217	132,265	431,752	327,541

Included within the “income from strategic transactions and programs” line item in other operating income are the gains from divestitures of certain businesses in connection with strategic programs such as Legacy Portfolio Optimization, defined below, and the FME25 Program. The amount presented for the three and six months ended June 30, 2024 primarily relates to the divestiture of Cura Day Hospitals Group in Australia as part of Legacy Portfolio Optimization.

Included within the “expenses from strategic transactions and programs” line item in other operating expense are the proposed divestitures (including associated impairment losses) of certain businesses in connection with strategic programs such as Legacy Portfolio Optimization, defined below, and the FME25 Program. For further information on the proposed divestitures and associated impairment losses, see note 2. Consistent with the Company’s policy to present impairment losses within other operating expense, such costs related to cost of revenues, selling, general and administrative expense or research and development expenses are included within other operating expense. “Expenses from strategic transactions and programs” primarily consist of:

●	strategic divestiture program expenses identified during the review of the Company’s business portfolio, mainly due to exiting unsustainable markets and divesting non-core businesses, as well as the cessation of certain research and development programs to enable more focused capital allocation towards areas in the Company’s core business that are expected to have higher profitable growth, which included the proposed divestitures identified in note 2, above, the cessation of a dialysis cycler development program and the divestiture of the Company’s service businesses in Chile, Ecuador, Sub-Saharan Africa, Turkiye and the Cura Day Hospitals Group in Australia (Legacy Portfolio Optimization) including related reclassification adjustments of foreign currency translation amounts previously classified within other comprehensive income in the amount of €11,936 and €96,976 for the three and six months ended June 30, 2024 (for the three and six months ended June 30, 2023, there were no reclassification adjustments);
●	certain impairment losses in connection with the FME25 Program; and
●	certain costs associated with the Conversion, primarily related to the requisite relabeling of its products, transaction costs (such as costs for external advisors and conducting an extraordinary general meeting) and costs related to the establishment of dedicated administrative functions required to manage certain services which have historically been administered at the Fresenius SE group level and paid by the Company through corporate charges (Legal Form Conversion Costs).

Expenses from strategic transactions and programs comprised the following for the three and six months ended June 30, 2024 and 2023:

Expenses from strategic transactions and programs

in € THOUS

	For the three months ended		For the six months
	June 30,		ended June 30,
	2024	2023	2024	2023
Derecognition of capitalized development costs and termination costs(1)	—	(826)	—	58,287
Legacy Portfolio Optimization	—	(826)	—	58,287
Impairment of intangible and tangible assets(2)	1,417	13,122	2,464	37,448
Legacy Portfolio Optimization	—	10,724	—	35,050
FME25 Program	1,417	2,398	2,464	2,398
Impairment resulting from the measurement of assets held for sale	(3,375)	11,892	120,177	11,892
Legacy Portfolio Optimization	(3,375)	11,892	120,177	11,892
Loss from the sale of business	84,059	—	109,047	—
Legacy Portfolio Optimization	84,059	—	109,047	—
Other(3)	25,374	7,827	30,742	7,827
Legacy Portfolio Optimization	23,321	1,124	27,473	1,124
Legal Form Conversion Costs	2,053	6,703	3,269	6,703
Expenses from strategic transactions and programs	107,475	32,015	262,430	115,454

(1)	Primarily R&D expense.
(2)	For the three and six months ended June 30, 2024, the amounts relate primarily to cost of revenues and R&D expense, respectively. For the three and six months ended June 30, 2023, the amounts relate primarily to cost of revenues and selling, general and administrative expense, respectively
(3)	Primarily selling, general and administrative expense.

For more information on the disposal groups classified as held for sale, see note 2.

e)    Earnings per share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three and six months ended June 30, 2024 and 2023:

Reconciliation of basic and diluted earnings per share

in € THOUS, except share and per share data

	For the three months ended		For the six months ended
	June 30,		June 30,
	2024	2023	2024	2023
Numerator:
Net income attributable to shareholders of FME AG	187,028	140,359	257,987	226,721

Denominators:
Weighted average number of shares outstanding	293,413,449	293,413,449	293,413,449	293,413,449
Potentially dilutive shares	—	—	—	—

Basic earnings per share	0.64	0.48	0.88	0.77
Diluted earnings per share	0.64	0.48	0.88	0.77